Subsequent Events	6 Months Ended
Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
14.	SUBSEQUENT EVENTS
There were no subsequent events that required adjustment to or disclosure in the consolidated financial statements.